UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001176320

Central Index Key Number of sponsor: N/A

Sequoia Mortgage Trust 2021-5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001866085

Central Index Key Number of underwriter (if applicable): N/A

Cara Newman, (415) 389-7373
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 11, 2021

SEQUOIA RESIDENTIAL FUNDING, INC. (Depositor)

By: /s/ Jeremy Strom
Name: Jeremy Strom Title: Senior Officer in Charge of Securitization

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Loan Level Tape Compare Upload
99.3	Clayton Rating Agency ATR QM Data Fields
99.4	Clayton ATR QM Upload
99.5	Clayton Valuations Summary
99.6	Clayton Conditions Report 2.0
99.7	Clayton Waived Conditions Summary
99.8	Edge Mortgage Advisory Company LLC ("EdgeMAC") Executive Summary
99.9	EdgeMAC Securitization Report Set
99.10	Deloitte & Touche LLP Report of Independent Accountants on Applying Agreed-Upon Procedures